EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

24)  EQUITY

a.1)  Conversion of preferred shares to common shares

At the Extraordinary General Meeting (“AGE”) of the Company, held on October 1, 2020, the following were approved: (i) the conversion of the total of 1,119,340,706 (one billion, one hundred and nineteen million, three hundred and forty thousand, seven hundred and six) preferred shares issued by the Company in common, registered, book-entry shares with no par value, in the proportion of 1 (one) common share for each 1 (one) preferred share converted, with extinction of the preferred shares (“Conversion”); (ii) the amendment and / or exclusion of article 4, caput and paragraphs, article 5, caput, article 7, caput and single paragraph, article 9, caput and single paragraph, article 10, caput and items (i), (ii ) and (iii) and article 14, caput, of the Company’s Bylaws; and (iii) the consolidation of the Company’s Bylaws.

The shareholders who, evidently, were holders of shares issued by the Company since March 9, 2020 (inclusive), the date of the disclosure of the Material Fact that initially dealt with the Conversion, were able to exercise the right of withdrawal exercise of the effective right.

As a result of the right to withdraw from the Conversion described above, on November 19, 2020, the Company paid R$32 to shareholders who exercised the right to withdraw, representing 805 preferred shares.

On November 23, 2020, the preferred shares issued by the Company ceased to be traded, due to the conversion of all preferred shares into common shares, and only common shares issued by it were traded under the ticker “VIVT3”. With the completion of the share conversion, the Company proceeded with the conversion of the American Depositary Receipt (ADR) program registered with the Securities and Exchange Commission (“SEC”), starting to trade on the New York Stock Exchange (“NYSE”), as of November 30, 2020, only ADRs backed by common shares in the “regular way” format, under the ticker “VIV”.

For the effective implementation of the conversion of shares, a voting agreement was signed between the shareholders Telefónica S.A., Telefónica Latinoamérica Holding, S.L., SP Telecomunicações Participações Ltda. and, as the consenting intervening party, the Company, in order to comply with the provisions of items a.1 and a.2 of ANATEL Judgment 430, of August 11, 2020.

a.2)  Capital

Pursuant to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 (one billion, eight hundred and fifty million) of common shares. The Board of Directors is the competent body to decide on any increase and consequent issue of new shares within the authorized capital limit.

Brazilian Corporation Law (Law nº 6404/1976, Article 166, item IV) - establishes that capital may be increased by means of a Special Shareholders’ Meeting Resolution by modifying the Articles of Incorporation, if the authorized capital increase limit has been reached.

The shareholders will have preemptive rights to subscribe for a capital increase, in proportion to the number of shares they own. By resolution of the Board of Directors, the preemptive right in the issuance of shares, convertible debentures and subscription bonus, whose placement may be made through sale on the Stock Exchange or public subscription, exchange for shares in a public offer for acquisition may be excluded control, under the terms of articles 257 and 253 of the Corporation Law, as well as, enjoy tax incentives, under the terms of special legislation, as provided for in article 172 of the Corporation Law.

Subscribed and paid-in capital on December 31, 2020 and 2019 amounted to R$63,571,416, represented by shares, all common, book-entry and without par value, distributed as follows:

	Total
Shareholders	Number	%
Controlling Group	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	407,279,213	24.09%
Telefónica	503,329,803	29.77%
SP Telecomunicações Participações	332,695,590	19.67%
Telefónica Chile	936,513	0.05%
Other shareholders	432,697,152	25.59%
Treasury Shares	14,046,652	0.83%
Total shares	1,690,984,923	100.00%
Treasury Shares	(14,046,652)
Total shares outstanding	1,676,938,271

b) Capital reserves

b.1) Special goodwill reserve

This represents the tax benefit generated by the merger of Telefonica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholders (SP Telecomunicações Participações) after the tax credits are realized under the terms of CVM Ruling No. 319/99.

The balance of this account on December 31, 2021 and 2020 totaled R$63,074.

b.2) Other capital reserves (Breakdown)

The breakdown on December 31, 2021 and 2020 was as follows.

	12.31.21	12.31.20
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders’ Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Effects of the acquisition of Terra Networks by TData (6)	(59,029)	(59,029)
Effects of the acquisition of TIS by Terra Networks (7)	(48,135)	(48,135)
Effects of the acquisition and sale of CyberCo Brasil (8)	39,521	39,521
Equity effects of FiBrasil (9)	2,182	—
Effects of the sale of CloudCo Brasil (10)	31,367	—
Effects of the sale of IoTCo Brasil (11)	34,644	—
Other	60	78
Total	1,297,905	1,229,730
(1)	It refers the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.
(2)	The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders’ Meeting held on March 12, 2015.
(3)	The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.
(4)	The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.
(5)

Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10, 35 and 36. It would be recorded in equity when there is no change in the shareholding control.

(6)

The effects refer the acquisition of Terra Networks by TData, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired.

(7)

The effects refer the acquisition of TIS by Terra Networks, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired.

(8)

Refers to the effects on the Company and on a subsidiary, due to the acquisition and sale of CyberCo Brasil, referring to the difference between the consideration received in exchange for the alienated shareholding (Note 1.c).

(9)	Refers to the effects on the Company arising from events in FiBrasil’s equity (note 1.c).
(10)	Refers to the effects on the Company, due to the sale of equity interest in CloudCo Brasil (note 1.c).
(11)	Refers to the effects on the Company of the sale of equity interest in IoTCo Brasil (note 1.c)

b.3) Treasury shares

These are equity instruments that are repurchased and recognized at cost and deducted from shareholders’ equity. No gain or loss is recognized in the statement of income on the purchase, sale, issue or cancellation of the equity instruments of the Company. Any difference between the book value and the consideration is recognized in other capital reserves.

The Company’s shares held in treasury whose balance is resulting: (i) from the exercise of the right to withdraw from the Company’s common and preferred shareholders, who expressed their dissent regarding the acquisition of GVTPart.; (ii) the exercise of the right to withdraw from the holders of preferred shares of the Company who expressed their dissent from the process of converting the Company’s preferred shares into common shares; (iii) the acquisition of preferred shares in the financial market in accordance with the share buyback program; and (iii) transfers of preferred shares, related to compliance with court decisions in which the Company is involved, which deals with rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

In 2021 and 2020, there were share buybacks arising from the Share Repurchase Program of the Company: (i) in 2021, acquisitions of 11,235,900 common shares, in the total amount of R$495,995; and in 2020, acquisitions of preferred shares 519,605 shares, of which 232,805 are preferred shares and 286,800 are common shares, in the total amount of R$22,721.

The balance of this account on December 31, 2021 totaled R$606,536, consisting of 14,046,652 common shares (on December 31, 2020 totaled R$110,541, consisting of 2,810,752 common shares).

c) Income reserves

c.1) Legal Reserve

This reserve is obligatorily constituted by the Company on the basis of 5% of net income for the year, up to 20% of the paid-in capital stock. The legal reserve may only be used to increase share capital and to offset accumulated losses.

The balance of this account on December 31, 2021 totaled R$3,385,302 (on December 31, 2020 totaled R$3,073,334).

c.2) Tax Incentives

The Company has State VAT (ICMS) tax benefits in the states of Minas Gerais and Espírito Santo, relating to tax credits approved by the relevant bodies of said states, in connection with investments in the installation of SMP support equipment, fully operational, in accordance with the rules in force, ensuring that the localities listed in the call for bid be included in the SMP coverage area, whose balance as of December 31, 2021 was R$95,169 (R$76,345 as of December 31, 2020). In 2021, there was an inflow of R$24,185 referring to the tax benefit for a 75% reduction in the IRPJ levied on income earned in the states of the North and Northeast regions of the country (SUDAM and SUDENE areas).

The portion of profit subject to the incentive was excluded from dividend calculation and may be used only in the event of capital increase or loss absorption.

The balance of this account on December 31, 2021 totaled R$119,354 (on December 31, 2020 totaled R$76,345).

c.3) Expansion and Modernization Reserve

This reserve is constituted based on the capital budget, whose purpose is to guarantee the expansion of the network capacity to meet the Company’s increasing demand and guarantee the quality of service rendering. In accordance with Article 196 of Law No. 6404/76, the capital budget will be submitted for appreciation and approval by the Annual Shareholders’ Meeting. In 2020, there was a reversal of the 2019 reserve in the amount of R$600,000, which was submitted and approved by the AGO, held on April 15, 2021.

d)  Dividend and interest on equity (IOE)

d.1) Additional dividends proposed for 2020

On April 15, 2021, the AGM approved the allocation of proposed additional dividends for 2020, not yet distributed, amounting to R$1,587,518 to the holders of common and preferred shares that were registered in the Company’s records at the end of the day of the Ordinary General Meeting. The amount was paid on October 5, 2021. The additional dividends proposed for 2021 are presented in Note d.2).

d.2) Remuneration to shareholders

The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law.

The table below shows the calculation of dividends and interest on equity for 2021 and 2020:

	2021	2020
Net income for the year	6,239,364	4,770,527
Allocation to legal reserve	(311,968)	(238,526)
(-) Tax incentives - not distributable	(43,009)	(18,766)
Adjusted net income	5,884,387	4,513,235
Dividend and IOE distributed for the year:	(4,235,000)	(3,830,000)
Interest on equity (gross)	(2,735,000)	(2,630,000)
Interim dividends	(1,500,000)	(1,200,000)
Balance of unallocated net income	1,649,387	683,235
(+) Reversal special reserve for modernization and expansion	—	600,000
(+) Unclaimed dividends and interest on equity	116,236	99,788
(+) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	262,901	204,495
Income available to be distributed	2,028,524	1,587,518
Proposal for Distributions:
Additional proposed dividends	2,028,524	1,587,518
Proposed additional dividends - Net income for the year	2,028,524	987,518
Proposed additional dividends - Based on prior year’s net income, referring to the reversal of the special reserve for expansion and modernization	—	600,000
Total	2,028,524	1,587,518
Mandatory minimum dividend - 25% of adjusted net income	1,471,097	1,128,309

The amount per common share of the additional dividends proposed for 2021 was R$1.209659 in 2021 (R$0.940376 in 2020).

The proposal to management of the 2021 financial year that is presented above will be submitted to the annual general meeting to be held in 2022.

In 2021 and 2020, the Company allocated interim dividends and interest on equity, which were allocated to mandatory minimum dividends, as follows:

2021

	Dates			Gross Amount
						Amount per Share,
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Net

IOE	02/12/21	02/26/21	Until 07/31/22	150,000	127,500	0.075561
IOE	03/18/21	03/31/21	Until 07/31/22	270,000	229,500	0.136084
IOE	04/15/21	04/30/21	Until 07/31/22	280,000	238,000	0.141197
IOE	06/17/21	06/30/21	Until 07/31/22	630,000	535,500	0.317815
IOE	09/16/21	09/30/21	Until 07/31/22	600,000	510,000	0.303695
IOE	12/10/21	12/27/21	Until 07/31/22	805,000	684,250	0.408035
Dividends	12/10/21	12/27/21	Until 12/31/22	1,500,000	1,500,000	0.894487
Total				4,235,000	3,824,750

2020

	Dates			Gross Amount			Net Value			Amount per Share, Net
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/14/20	02/28/20	07/13/21	85,373	184,627	270,000	72,567	156,933	229,500	0.127456	0.140201
IOE	03/19/20	03/31/20	07/13/21	47,430	102,570	150,000	40,315	87,185	127,500	0.070809	0.077890
IOE	06/17/20	06/30/20	07/13/21	284,578	615,422	900,000	241,891	523,109	765,000	0.424852	0.467337
IOE	09/17/20	09/28/20	07/13/21	205,528	444,472	650,000	174,699	377,801	552,500	0.306837	0.337521
IOE	11/16/20	11/27/20	07/13/21	400,000	—	400,000	340,000	—	340,000	0.201367	—
IOE	12/11/20	12/28/20	07/13/21	260,000	—	260,000	221,000	—	221,000	0.130911	—
Dividends	12/11/20	12/28/20	10/05/21	1,200,000	—	1,200,000	1,200,000	—	1,200,000	0.710827	—
Total				2,482,909	1,347,091	3,830,000	2,290,472	1,145,028	3,435,500

The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.

Until November 22, 2020, the date on which preferred shares were closed, the Company’s capital was divided into preferred and common shares. Preferred shares were not entitled to vote, except in the cases provided for in articles 9 and 10 of the previous Bylaws, being guaranteed priority in the reimbursement of capital, without premium and in the receipt of a dividend 10% higher than that attributed to each common share , as provided in article 7 of the Company’s Bylaws and in item II of paragraph 1 of article 17 of Law No. 6,404/76.

Dividends and interest on capital decided on the credit date as of November 23, 2020, contemplate the effects of converting preferred shares into common shares (Note 24 a.1).

d.3) Unclaimed dividends and interest on equity

Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders are subject to the statute of limitation three years, as from the initial payment date. The Company reverses the amounts of unclaimed dividends and IOE to equity once the statute of limitation occurred.

For the years ended December 31, 2021 and 2020, the Company reversed unclaimed dividends and interest on equity amounting to R$116,236 and R$99,788, respectively, which were included in calculations for decisions on Company dividends.

e)  Equity valuation adjustment

Financial assets at fair value through other comprehensive income: These refer to changes in fair value of financial assets available for sale.

Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.

Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).

Changes in other comprehensive income were as follows:

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.19	(9,081)	—	39,818	30,737
Translation gains	—	—	39,008	39,008
Losses derivative contracts	—	(4,147)	—	(4,147)
Gains on financial assets at fair value through other comprehensive income	290	—	—	290
Balance on 12.31.20	(8,791)	(4,147)	78,826	65,888
Translation losses	—	—	(1,186)	(1,186)
Gains derivative contracts	—	3,738	—	3,738
Losses on financial assets at fair value through other comprehensive income	(283)	—	—	(283)
Balance on 12.31.21	(9,074)	(409)	77,640	68,157

f)  Company shares repurchase program

On July 28, 2020, the Company’s Board of Directors, in accordance with article no. 17, item XV of the Bylaws and CVM Instruction no. 567/2015 (“ICVM 567”), approved a new Share Repurchase Program of the Company, which has as its objective the acquisition of common shares issued by the Company for subsequent cancellation, sale or maintenance in treasury, without reducing the share capital. This is designed to increase shareholder value by efficiently investing the available cash resources and optimizing the capital allocation of the Company.

The repurchase is being carried out using the capital reserve balance included in the ITRs with base date June 30, 2020 (R$1.165 billion), except for the reserves referred to in article 7, § 1, of ICVM 567.

This program is effective until January 27, 2022, with acquisitions made at B3, at market prices, observing the legal and regulatory limits.

The maximum amounts authorized for acquisition are 38,320,512 common shares.

g)  Earnings per share

Basic and diluted earnings per share were calculated by dividing profit attributed to the Company’s shareholders by the weighted average number of outstanding common and preferred shares.

Below, we present the earnings per share calculations for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
Net income for the year	6,239,364	4,770,527	5,001,014
Common shares	6,239,364	1,991,046	1,581,308
Preferred shares	n.a.	2,779,481	3,419,706

Number of shares (thousands):	1,683,095	1,688,615	1,688,694
Weighted average number of outstanding common shares for the year	1,683,095	685,522	569,354
Weighted average number of outstanding preferred shares for the year	n.a.	1,003,093	1,119,340

Basic and diluted earnings per share:
Common shares	3.71	2.90	2.78
Preferred shares	n.a.	2.77	3.06

h)  Non-controlling shareholders

As a result of the partial sales (49.99%) of the operations of CloudCo Brasil and IoTCo Brasil, which took place in 2021 and presented in note 1.c), as of December 31, 2021, the consolidated information presented the amounts of interest held by controlling and non-controlling shareholders. controllers, as follows:

	CloudCo Brasil	IoTCo Brasil	Total
Equity at closing date	95,368	82,688	178,056
Company	47,694	41,352	89,046
Non-controlling shareholders	47,674	41,336	89,010
Net equity movements after closing	(7)	—	(7)
Company	(4)	—	(4)
Non-controlling shareholders	(3)	—	(3)
Statements of income movements after closing	(18,516)	(1,503)	(20,019)
Company	(9,260)	(752)	(10,012)
Non-controlling shareholders	(9,256)	(751)	(10,007)
Equity on 12.31.21	76,845	81,185	158,030
Company	38,430	40,600	79,030
Non-controlling shareholders	38,415	40,585	79,000

i)  Reconciliation of parent company and consolidated net income

As a result of the partial disposals (49.99%) of the operations of CloudCo Brasil and IoTCo Brasil, which took place in 2021 and presented in note 1.c), on December 31, 2021, we present the reconciliation of the parent company’s and consolidated net income:

Company net income	6,239,364
Participation of non-controlling shareholders	(10,007)
Cloud Co	(9,256)
IoT Co	(751)
Consolidated net income	6,229,357